PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Appreciable Account
Pruco Life Variable Universal Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated June 24, 2022,
to
Prospectuses dated May 1, 2022
for
PruLife® Custom Premier and Variable Universal Life Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

On January 3, 2022, Janus Capital Management LLC changed its name to Janus Henderson Investors US LLC. Due to this change, the Investment Manager for the Janus Henderson Research Portfolio (“the Fund”) has been revised. The Fund row in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Large Growth	Janus Henderson Research Portfolio (Service) - Janus Henderson Investors US LLC	0.85%	20.05%	21.68%	17.16%

The following changes are effective as of June 13, 2022:
1.AST T. Rowe Price Large-Cap Growth Portfolio changed its name to AST Large-Cap Growth Portfolio and has a new subadvisory agreement.
2.The AST Loomis Sayles Large-Cap Growth Portfolio (“the merging Fund”) merged into the AST Large-Cap Growth Portfolio (“the successor Fund”). Premium allocation, DCA, auto-rebalancing, and allocated charges programs that include the merging Fund have been automatically updated to replace the merging Fund with the successor Fund.
Due to these changes, the row for the merging Fund in Appendix A is hereby deleted, and the row for the AST T. Rowe Price Large-Cap Growth Portfolio in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / T. Rowe Price Associates, Inc; Jennison Associates LLC; ClearBridge Investments, LLC; Massachusetts Financial Services Company	0.88%^	17.11%	24.63%	20.03%
^The Fund’s annual current expense reflects temporary fee reductions.

PRODUCTSUP174
PCP1, VUL1

PROSPECTUS SUPPLEMENT

On July 1, 2022, the PSF Global Portfolio (“the Fund”) will have restated expenses. The Fund row in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.73%^	18.23%	15.62%	13.06%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP174
PCP1, VUL1